                                                                               .
                                                                               .
                                                                               .

                                                                            LOGO

                     PROSPECTUS SUPPLEMENT -- OCT. 14, 2010

Fund (prospectus effective date)                                             Prospectus Form #
Variable Portfolio -- Aggressive Portfolio (4/14/10)                             S-6534-99
Variable Portfolio -- Conservative Portfolio (4/14/10)                           S-6534-99
Variable Portfolio -- Moderately Aggressive Portfolio (4/14/10)                  S-6534-99
Variable Portfolio -- Moderately Conservative Portfolio (4/14/10)                S-6534-99
Variable Portfolio -- Moderate Portfolio (4/14/10)                               S-6534-99


Effective on or about November 17, 2010, the following changes are hereby made to the prospectus:

The information in Appendix A regarding Variable Portfolio -- UBS Large Cap Growth Fund is superseded and replaced as follows:


----------------------------------------------------------------------------------------------------------------
 UNDERLYING FUNDS                                         INVESTMENT OBJECTIVES AND STRATEGIES
----------------------------------------------------------------------------------------------------------------
Variable Portfolio -- Nuveen Winslow Large Cap Growth     The Fund seeks to provide shareholders with long-term
 Fund                                                     capital growth.

                                                          Under normal market conditions, the Fund invests at
                                                          least 80% of its net assets in equity securities of
                                                          U.S. companies with market capitalizations in excess
                                                          of $4 billion at the time of purchase. The Fund may
                                                          invest up to 20% of its net assets in non-U.S. equity
                                                          securities.

----------------------------------------------------------------------------------------------------------------



The information in Appendix B regarding Variable Portfolio -- UBS Large Cap Growth Fund is superseded and replaced as follows:

Variable Portfolio -- Nuveen Winslow Large Cap Growth Fund

-  Active Management Risk

-  Currency Risk

-  Derivatives Risk

-  Growth Securities Risk

-  Issuer Risk

-  Market Risk

-  Risk of Foreign Investing

-  Small Fund Risk

Valid until next update.

S-6534-3 A (10/10)